Related Parties (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021
Related Parties
Subordinated Convertible Promissory Notes	$ 1,145,000	$ 2,300,000
Dividendspreferredstockd4		1,200,000
Convertible Promissory Notes		$ 1,255,000